GENERAL INFORMATION - Disclosure of Interests in Subsidiaries (Details)		1 Months Ended	12 Months Ended
		May 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Jsc Kyivstar [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest			99.995%		99.995%
Country of operation			Ukraine		Ukraine
LLC Kyivstar.Tech [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest			100.00%		100.00%
Country of operation			Ukraine		Ukraine
LLC Helsi Ukraine [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest		97.99%	97.99%	[1]	69.99%	[1]
Country of operation	[1]		Ukraine		Ukraine
LLC Lan Trace [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest			100.00%		100.00%
Country of operation			Ukraine		Ukraine
LLC Uklon Corporate [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest	[1]		97.00%
Country of operation	[1]		Ukraine
LLC Uklon Tech [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest	[1]		97.00%
Country of operation	[1]		Ukraine
LLC Uklon Ltd [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest	[1]		97.00%
Country of operation	[1]		Cyprus
Uklon LLC [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest			100.00%
Country of operation			Uzbekistan
Kyivstar Holdings B.V. [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest	[2]		100.00%
Country of operation	[2]		Netherlands
Kyivstar Cayman Corp. [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest	[3]		100.00%
Country of operation	[3]		Cayman Islands
SUNVIN 11 LLC [Member]
Disclosure of interests in subsidiaries [Line Items]
Interest			100.00%
Country of operation			Ukraine

[1]	In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
[2]	Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.
[3]	The entity was liquidated on January 28, 2026.